PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($) Customers	Dec. 31, 2014 CNY Customers	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Convertible Notes [Member] CNY	Dec. 31, 2014 US$ [Member]	Dec. 31, 2014 Purchased software [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] Motel 168 [Member]	Dec. 31, 2014 Minimum [Member] Fairyland [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Motel 168 [Member]	Dec. 31, 2014 Maximum [Member] Fairyland [Member]
Summary of Significant Accounting Policies [Line Items]
Current liabilities exceeding current assets		1,378,000,000
Outstanding principal amount of Convertible Senior Notes included in current liabilities					174,000,000
Percentage of Convertible Senior Notes included in current liabilities					2.00%
Credit facility		2,067,000,000
Foreign currency exchange rate, from RMB to US Dollar						6.2046
Allowance for doubtful accounts	66,000	412,000	1,558,000	0
Impairment losses of investments		0	0	0
Impairment of goodwill		0	0	0
Remaining legal life of brand									3 years 6 months	3 years 6 months		11 years 6 months	11 years 6 months
Impairment losses on indefinite-lived intangible assets		0	0	0
Estimated useful life of intangible assets							5 years
Impairment charge of long-lived assets	2,821,000	17,506,000	621,000	12,641,000
Impairment losses on definite-lived intangible assets		1,403,000	0	0
Employee benefits expense		242,885,000	230,331,000	215,251,000
Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in balance sheets		11,335,000	10,060,000
Accruals for customer reward program		33,547,000	21,811,000
Expense recognized for customer rewards program		21,879,000	20,669,000	3,280,000
On-going management and service fees based on percentage of revenue								3.00%			6.00%
Franchising period	5 years	5 years						5 years			10 years
Estimated average life of memberships	2 years	2 years
One-time membership fees recognized period	2 years	2 years
Revenue from one-time membership fees		188,916,000	178,822,000	172,148,000
Approximate rate of business tax and related surcharges	5.60%	5.60%
Advertising related expenses		35,999,000	29,221,000	24,068,000
Requisite service period	4 years	4 years
Capitalized interest cost		0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as largest amount	50.00%	50.00%
Uncertain tax positions		0	0
Financial subsidies received		69,820,000	52,751,000	43,248,000
Gain on waived liability related with Motel 168 acquisition	1,921,000	11,919,000	0	0
Proportion of net income required to be set aside in PRC	10.00%	10.00%
Minimum percentage of statutory reserve when appropriations are discretionary	50.00%	50.00%
Appropriations to statutory reserves		49,121,000	48,475,000	32,695,000
Reversal of statutory reserve due to disposal of a subsidiary				141,000
Restricted net assets		4,151,032,000
Restricted net assets, paid in capital		3,895,019,000
Number of individual customers that accounted for more than 10% of net revenues	0	0
Number of individual customers that accounted for more than 10% of accounts receivable	0	0